Loan and Lease Receivables, Impaired Loans and Leases and Allowance for Loan and Lease Losses (Loan Composition) (Details) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2012	Dec. 31, 2011	Sep. 30, 2011
Receivables [Abstract]
Commercial real estate - owner occupied	$ 153,534	$ 150,528
Commercial real estate - non-owner occupied	295,852	304,597
Construction and land development	50,158	38,124
Multi-family	57,565	43,905
1-4 family	33,602	43,513
Total commercial real estate	590,711	580,667
Commercial and industrial	255,202	237,099
Direct financing leases, net	16,462	17,128
Home equity and second mortgages	4,670	4,970
Other	11,789	11,682
Total consumer and other	16,459	16,652
Total gross loans and leases receivable	878,834	851,546	861,462
Allowance for loan and lease losses	14,706	14,155
Deferred loan fees	642	704
Loans and leases receivable, net	$ 863,486	$ 836,687